Prepayment for CIP Project (Tables)	12 Months Ended
Sep. 30, 2023
Prepayment for CIP Project [Abstract]
Schedule of Future Minimum Capital Expenditures	As of September 30, 2023, future minimum capital expenditures on the Company’s CIP project are estimated as follows:
Years ending September 30,	Capital Expenditure on CIP

2024	$3,392,270
2025	8,607,456
2026	1,130,756
Total	$13,130,482